Fees Summary	Nov. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,808,000.00
Previously Paid Amount	0.00
Total Fee Amount	889.20
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Per Rule 457(r)
Net Fee	$ 889.20
Narrative - Max Aggregate Offering Price	$ 5,808,000.00
Final Prospectus	true